Goodwill and Intangible Assets (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017
Goodwill and Intangible Assets (Textual)
Carrying amount of goodwill	$ 2,410,335		$ 2,410,335	$ 2,410,335
Carrying amount of tradename	760,000		$ 760,000	760,000
Customer list is being amortized period			48 months
Amortization expense	$ 66,249	$ 66,249	$ 274,655	$ 264,997